Parent only financial information - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023	[1]
Current assets
Cash	$ 87,118	$ 44,250	[1]	$ 80,283
Short-term investments	31,158	17,882	[2]
Prepayments and other assets	36,383	61,531	[2]
Amounts due from related parties, net	53,737	5,007	[2]
Total current assets	483,175	386,127	[2]
Non-current assets
Long-term investments, net	61,503	2,164	[2]
Total non-current assets	179,234	128,216	[2]
Total assets	662,409	514,343	[2]
Current liabilities
Convertible notes payable, current	38,819	64,473	[2]
Accrued expenses and other current liabilities	88,875	85,477	[2]
Amounts due to related parties	54,648	24,071	[2]
Total current liabilities	823,004	698,650	[2]
Non-current liabilities
Convertible notes payable, non-current	60,283	0	[2]
Warrant liabilities, non-current	1,125	1,201	[2]
Total non-current liabilities	122,880	53,396	[2]
Total liabilities	945,884	752,046	[2]
SHAREHOLDERS’ DEFICIT
Treasury Shares	(30,004)	(1,019)	[2]
Additional paid-in capital	958,052	895,010	[2]
Accumulated deficit	(1,190,495)	(1,124,452)	[2]
Accumulated other comprehensive loss	(20,219)	(9,209)	[2]
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(282,664)	(239,668)	[2]
Liabilities and shareholders’ deficit	662,409	514,343	[2]
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	2	2	[2]
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	0	0	[2]
Parent company
Current assets
Cash	635	562
Short-term investments	31,158	17,882
Prepayments and other assets	214	1,997
Amounts due from related parties, net	664,784	608,993
Total current assets	696,791	629,434
Non-current assets
Long-term investments, net	17,507	728
Total non-current assets	17,507	728
Total assets	714,298	630,162
Current liabilities
Convertible notes payable, current	38,819	64,473
Accrued expenses and other current liabilities	10,458	13,571
Amounts due to related parties	67,631	23,395
Share of losses in excess of investments in subsidiaries	818,646	767,190
Total current liabilities	935,554	868,629
Non-current liabilities
Convertible notes payable, non-current	60,283	0
Warrant liabilities, non-current	1,125	1,201	[2]
Total non-current liabilities	61,408	1,201
Total liabilities	996,962	869,830
SHAREHOLDERS’ DEFICIT
Treasury Shares	(30,004)	(1,019)
Additional paid-in capital	958,052	895,010
Accumulated deficit	(1,190,495)	(1,124,452)
Accumulated other comprehensive loss	(20,219)	(9,209)
Total deficit attributable to ordinary shareholders of ECARX Holdings Inc.	(282,664)	(239,668)
Liabilities and shareholders’ deficit	714,298	630,162
Parent company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	2	2
Parent company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	$ 0	$ 0

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))